Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

15. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for qualified corporations, and assessable profits above HK$2,000,000 will be taxed at 16.5%. The assessable profits of corporations which is not qualifying for the two-tiered profits tax rates regime, will continue to be taxed at a flat rate of 16.5%.

PRC

Under the Enterprise Income Tax Laws of the PRC, or the EIT Laws, domestic enterprises and Foreign Investment Enterprises, or the FIEs, are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and tax exemption may be granted on case-by-case basis.

Japan

Japan has a progressive tax system, of which its corporate income tax is calculated on the estimated assessable profits for the six months ended March 31, 2025 and 2024 times applicable tax rates. EXTEND is subject to national corporate income tax, inhabitant tax, and enterprise tax in Japan, which in the aggregate, resulted in the statutory income tax rate of approximately 36.8% and 36.8% for the six months ended March 31, 2025 and 2024, respectively.

The effective income tax rate was approximately -12.39% and 13.27% for the six months ended March 31, 2025 and 2024, respectively.

The income tax expenses consist of the following components:

	For the six months ended March 31,
	2025	2024
Current income tax expenses	$340,441	-
Deferred income tax benefit	-	(215,161)
Total income tax expenses/(benefit)	$340,441	$(215,161)

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

	For the six months ended March 31,
	2015	2024
Loss before income tax expenses	$(2,746,918)	$(1,620,927)
Computed income tax benefit with statutory tax rate	(1,011,597)	(596,937)
Effect of preferential tax rate	(21,205)	3,967
Impact of different tax rates in other jurisdictions	821,728	220,869
Non-deductible expenses	2,988	1,366
Utilized tax gain	-	2,059
Changes in valuation allowance	548,527	153,515
Income tax expenses /(benefit)	$340,441	$(215,161)

(1)	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.

As of March 31, 2025 and September 30, 2024, the significant components of the deferred tax assets are summarized below:

	As of March 31, 2025	As of September 30, 2024
Deferred tax assets:
Allowance for credit loss	$1,297,689	$1,031,183
Net operating loss carried forward	620,662	233,840
Unrealized foreign exchange loss	(61,051)	45,440
Total deferred tax assets	1,857,300	1,310,463
Valuation allowance	(1,857,300)	(1,310,463)
Deferred tax assets, net of valuation allowance	$-	$-

The Group operates through subsidiaries and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a cumulative financial loss position and are not forecasting profits in the near future as of March 31, 2025 and September 30, 2024. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The Group has recognized a valuation allowance of $1,857,300 and $1,310,463 as of March 31, 2025 and September 30, 2024, respectively.

Changes in valuation allowance are as follows:

	As of March 31, 2025	As of September 30, 2024
Valuation allowance:
Balance at beginning of the year	$1,310,463	$468,938
Additions	526,157	790,396
Loss utilized	-	-
Exchange difference	20,680	51,129
Balance at end of the year	$1,857,300	$1,310,463

As of March 31, 2025 net operating loss carryforwards will expire, if unused, in the following amounts:

2025	$-
2026	141,738
2027	498,343
2028	1,592,302
2029	1,676,253
Total	$3,908,636

15. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for qualified corporations, and assessable profits above HK$2,000,000 will be taxed at 16.5%. The assessable profits of corporations which is not qualifying for the two-tiered profits tax rates regime, will continue to be taxed at a flat rate of 16.5%.

PRC

Under the Enterprise Income Tax Laws of the PRC, or the EIT Laws, domestic enterprises and Foreign Investment Enterprises, or the FIEs, are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and tax exemption may be granted on case-by-case basis.

Japan

Japan has a progressive tax system, of which its corporate income tax is calculated on the estimated assessable profits for the years ended September 30, 2024, 2023 and 2022 times applicable tax rates. EXTEND is subject to national corporate income tax, inhabitant tax, and enterprise tax in Japan, which in the aggregate, resulted in the statutory income tax rate of approximately 36.8%, 36.8% and 37.1% for the years ended September 30, 2024, 2023 and 2022, respectively.

The effective income tax rate was approximately 392.22%, 8.92% and 26.58% for the years ended September 30, 2024, 2023 and 2022, respectively.

The income tax expenses consist of the following components:

	For the years ended September 30,
	2024	2023	2022
Current income tax expenses	$441,441	$96,452	$305,439
Deferred income tax expenses/(benefit)	148,239	(160,402)	80,519
Total income tax expenses/(benefit)	$589,680	$(63,950)	$385,958

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

		For the years ended September 30,
		2024	2023	2022
Profit/(loss) before income tax expenses		$150,344	$(716,678)	$1,452,333
Computed income tax expense/(benefit) with statutory tax rate(1)	36.8%	55,367	(263,930)	538,344
Effect of preferential tax rate		(21,092)	(22,301)	(29,148)
Impact of different tax rates in other jurisdictions		(237,513)	(425)	(303,869)
Non-deductible expenses		3,160	316	1,372
Utilized tax loss		-	(49,313)	-
Changes in valuation allowance		789,758	271,703	179,259
Income tax expenses/(benefit)		$589,680	$(63,950)	$385,958

(1)	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.

As of September 30, 2024 and 2023, the significant components of the deferred tax assets are summarized below:

	As of September 30,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	$1,265,023	$654,588
Unrealized foreign exchange gain/(loss)	45,440	(36,521)
Total deferred tax assets	1,310,463	618,067
Valuation allowance	(1,310,463)	(468,938)
Deferred tax assets, net of valuation allowance	$-	$149,129

The Group operates through subsidiaries and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a cumulative financial loss position and are not forecasting profits in the near future as of September 30, 2024 and 2023. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The Group has recognized a valuation allowance of $1,310,463 and $468,938 for the years ended September 30, 2024 and 2023, respectively.

Changes in valuation allowance are as follows:

	As of September 30
	2024	2023
Valuation allowance:
Balance at beginning of the year	$468,938	$211,556
Additions	790,396	271,702
Loss utilized	-	(49,314)
Exchange difference	51,129	34,994
Balance at end of the year	$1,310,463	$468,938

As of September 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:

2025	$-
2026	142,260
2027	500,178
2028	1,602,758
2029	1,688,526
Total	$3,933,722